Non-ControllingInterest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Analysis of FEMSAs Non-Controlling Interest in its Consolidated Subsidiaries

An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries for the years ended December 31, 2018 and 2017 is as follows:

	December 31, 2018		December 31, 2017
Coca-Cola FEMSA	Ps.	73,776		Ps. 82,366
Other		4,713		4,255

	Ps.	78,489	Ps.	86,621

Summary of Changes in the FEMSA's Non-Controlling Interest

The changes in the FEMSA’s non-controlling interest were as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	86,621	Ps.	74,266	Ps.	60,332
Net income of non-controlling interest		9,089		(5,202)		6,035
Other comprehensive income (loss):		(4,080)		7,240		9,463
Exchange differences on translation of foreign operation		(4,016)		7,349		9,238
Remeasurements of the net defined benefits liability		155		30		(63)
Valuation of the effective portion of derivative financial instruments		(219)		(139)		288
Adoption of IAS 29 for Argentina		1,418		—		—
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA		—		2,867		—
Other acquisitions and remeasurements		413		(50)		1,710
(Derecognition) contribution from non-controlling interest		(11,140)		11,072		892
Equity instruments		—		—		(485)
Dividends		(3,713)		(3,622)		(3,690)
Share based payment		31		50		9
Accounting standard adoption effects (“IFRS 9”)		(150)		—		—

Balance at end of the period	Ps.	78,489	Ps.	86,621	Ps.	74,266

Summary of Non-Controlling Interest's Accumulated Other Comprehensive Loss

Non-controlling interest’s accumulated other comprehensive income is comprised as follows:

	December 31, 2018		December 31, 2017
Exchange differences on translation foreign operation	Ps.	3,134	Ps.	7,150
Remeasurements of the net defined benefits liability		(119)		(274)
Valuation of the effective portion of derivative financial instruments		(163)		56

Accumulated other comprehensive income	Ps.	2,852	Ps.	6,932

Summary of Financial Information of Coca-Cola FEMSA

Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2018		December 31, 2017
Total current assets	Ps.	56,992	Ps.	55,657
Total non-current assets		206,795		230,020
Total current liabilities		45,455		55,594
Total non-current liabilities		86,562		89,373
Total revenue	Ps.	182,342	Ps.	183,256
Consolidated net (loss) income for continuing operations		11,704		(12,549)
Consolidated net income from discontinued operations		3,366		895
Consolidated comprehensive income for continuing operations	Ps.	6,544	Ps.	2,300
Consolidated comprehensive income from discontinued operations		2,944		1,041
Net cash flow generated from operating activities for continuing operations		29,366		32,446
Net cash flow generated from operating activities from discontinued operations		1,308		1,265
Net cash flow from used in investing activities for continuing operations		(8,291)		(13,710)
Net cash flow from used in investing activities from discontinued operations		(962)		(2,820)
Net cash flow from used in financing activities for continuing operations		(14,379)		(10,290)
Net cash flow from used in financing activities from discontinued operations		(37)		(485)